<SEC-DOCUMENT>
<SEC-HEADER>

CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20090930
FILED AS OF DATE:		20090930
DATE AS OF CHANGE:		20090930
EFFECTIVENESS DATE:		20090930

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			South Street Advisors LLC
		CENTRAL INDEX KEY:			0001399706
		IRS NUMBER:				133992033
		STATE OF INCORPORATION:			NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12519
		FILM NUMBER:		08609811

	BUSINESS ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
		BUSINESS PHONE:		212-292-7803

	MAIL ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
</SEC-HEADER>




                              Form 13F SUMMARY PAGE




Report Summary:                                       2

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Form 13F Information Table Entry Total:               33
                                                 ------------

Form 13F Information Table Value Total:           $118,934
                                                 ------------
                                                 (thousands)